REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Changes in Advances from Customers
The following table presents the significant changes in the advances from customers balance during the twelve months ended December 31, 2019:

	12 months ended December 31,
	2019	2018

Balance, beginning of the period	$727	$41
New performance obligations	893	794	(*)
Reclassification to revenue as a result of satisfying performance obligation	(57)	(108	)(*)
Balance, end of the period	$1,563	$727	(*)

Schedule of Contract Assets and Liabilities
The following table summarizes our contract assets and liabilities balances:

	2019	2018

Contract assets at January 1,	$899	$1,140
Contract assets at December 31,	$1,269	$899

Change in contract assets – increase(decrease)	$370	$241

Contract liabilities at January 1,	$366	$145(	*)
Contract liabilities at December 31,	$196	$366(	*)

Change in contract liabilities - increase	$170	$221

Net change	$200	$20

(*) Reclassified